Credit Risk - Summary of Concentration of Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Commitments to extend credit totalling	$ 205	$ 123
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Description of concentration of credit risk	Of the total loans and customers' liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2018, was: real estate 9% (October 31, 2017 – 10%).
Loans and customers' liability under acceptances [member] | Real estate segment [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	9.00%	10.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Commitment and contingent liability	$ 211,000	$ 181,000
Commitments to extend credit totalling	$ 184,000	$ 157,000
Credit instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	19.00%	19.00%
Credit instruments [member] | Pipelines oil and gas [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member] | Power and utilities [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	9.00%	10.00%
Credit instruments [member] | Automotive [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	9.00%	7.00%
Credit instruments [member] | Telecommunications cable and media [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	6.00%
Credit instruments [member] | Sundry manufacturing and wholesale [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [member] | Professional and other services [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	6.00%	6.00%
Credit instruments [member] | Non residential real estate development [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	5.00%	5.00%
Credit instruments [member] | Government public sector entities and education [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	5.00%	5.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	$ 56,000	$ 54,000
Derivative financial instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	68.00%	75.00%
Derivative financial instruments [member] | Government Sector [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	26.00%	20.00%
Canada [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of debt securities classified as loan		0.40%
United States [member] | Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of debt securities classified as loan		0.10%